Condensed Shinhan Financial Group (Parent Company only) Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
STATEMENTS OF FINANCIAL POSITION
CONDENSED STATEMENTS OF FINANCIAL POSITION

	2023		2024
Assets
Deposits
Banking subsidiaries	~~W~~	22	12
Other		—	151,131
Receivables from subsidiaries:
Non-banking subsidiaries		4,051,004	3,837,298
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,925,865	16,826,429
Financial assets at FVTPL		1,985,760	2,552,750
Property, equipment and intangible assets, net		15,331	12,997
Other assets
Banking subsidiaries		187,118	274,212
Non-banking subsidiaries		219,118	212,703
Other		108,115	7,549

Total assets	~~W~~	37,289,555	37,672,303

Liabilities and equity
Borrowings	~~W~~	223,722	19,914
Debt securities issued		10,389,276	10,731,336
Accrued expenses & other liabilities		577,416	572,878

Total liabilities	~~W~~	11,190,414	11,324,128

Equity		26,099,141	26,348,175

Total liabilities and equity	~~W~~	37,289,555	37,672,303

CONDENSED STATEMENTS OF INCOME
CONDENSED STATEMENTS OF INCOME

	2022		2023	2024
Income
Dividends from banking subsidiaries	~~W~~	902,420	1,159,525	1,198,816
Dividends from non-banking subsidiaries		568,474	626,443	827,141
Interest income from banking subsidiaries		236	512	424
Interest income from non-banking subsidiaries		87,215	92,991	95,231
Other income		251,999	284,072	435,996

Total income		1,810,344	2,163,543	2,557,608

Expenses
Interest expense		(222,413)	(286,642)	(334,798)
Other expense		(367,015)	(177,484)	(591,058)

Total expenses		(589,428)	(464,126)	(925,856)

Profit before income tax expense		1,220,916	1,699,417	1,631,752

Income tax expense (benefit)		(28,335)	28,406	11,885

Profit for the year	~~W~~	1,249,251	1,671,011	1,619,867

CONDENSED STATEMENTS OF CASH FLOWS
CONDENSED STATEMENTS OF CASH FLOWS

	2022		2023	2024
Cash flows from operating activities
Profit for the period	~~W~~	1,249,251	1,671,011	1,619,867
Non-cash items included in profit for the period		(1,274,183)	(1,653,331)	(1,634,252)
Changes in operating assets and liabilities		163,179	187,618	(338,522)
Net interest paid		(127,247)	(172,937)	(228,642)
Dividend received from subsidiaries		1,470,400	1,783,758	2,025,368
Income tax paid		(3,487)	(640)	792

Net cash provided by operating activities		1,477,913	1,815,479	1,444,611

Cash flows from investing activities
Net loan origination to non-banking subsidiaries		68,000	(11,277)	435,696
Acquisition of investments in subsidiaries		(374,126)	11	(100,000)
Disposal of investments in subsidiaries		20,354	—	32,804
Other, net		(403,743)	(303,582)	(152,174)

Net cash used in investing activities		(689,515)	(314,848)	216,326

Cash flows from financing activities
Issuance of hybrid bonds		997,120	897,646	797,867
Repayments of hybrid bonds		(135,000)	(1,195,550)	(200,000)
Net changes in borrowings		20,000	201,713	(205,684)
Issuance of debt securities issued		2,206,672	2,253,173	1,836,934
Repayments of debt securities issued		(2,036,000)	(1,709,626)	(1,770,000)
Convertible preferred stock conversion cost		—	(75)	—
Dividend paid		(1,540,871)	(1,461,371)	(1,267,146)
Acquisition of treasury stock		(300,600)	(486,919)	(700,300)
Payment for disposal of treasury stock		—	—	297
Costs for retirement of treasury stock		(60)	(81)	(102)
Redemption of lease liabilities		(1,431)	(1,708)	(1,619)

Net cash used in financing activities		(790,170)	(1,502,798)	(1,509,753)

Effect of exchange rate changes on cash and cash equivalents held		(3)	—	—

Net increase (decrease) in cash and cash equivalents		(1,775)	(2,167)	151,184

Cash and cash equivalents at beginning of year		3,961	2,186	19

Cash and cash equivalents at end of year	~~W~~	2,186	19	151,203